Note 2 - Principles Of Consolidation, Acounting policies and measurement bases applied and recent IFRS pronouncements - Depreciation Rates for Tangible Assets (Details)	12 Months Ended
Dec. 31, 2017
Effective Dates Of Revaluation Property Plant And Equipment Line Items
Effective Dates Of Revaluation Property Plant And Equipment	The BBVA Group’s criteria for determining the recoverable amount of these assets, in particular buildings for own use, is based on independent appraisals that are no more than 3-5 years old at most, unless there are indications of impairment.
Buildings for own use [Member]
Effective Dates Of Revaluation Property Plant And Equipment Line Items
Effective Dates Of Revaluation Property Plant And Equipment	1% - 4%
Furniture [Member]
Effective Dates Of Revaluation Property Plant And Equipment Line Items
Effective Dates Of Revaluation Property Plant And Equipment	8% - 10%
Fixtures [Member]
Effective Dates Of Revaluation Property Plant And Equipment Line Items
Effective Dates Of Revaluation Property Plant And Equipment	6% - 12%
Office Supplies and Hardware [Member]
Effective Dates Of Revaluation Property Plant And Equipment Line Items
Effective Dates Of Revaluation Property Plant And Equipment	8% - 25%